Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income tax expense benefits [line items]
Australian prima facie tax rate	30.00%	30.00%	30.00%